Construction in progress (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Construction In Progress
Write-downs (reversals of write-downs) of property, plant and equipment	$ 6,763
Abandonment loss	$ 542	$ 93
Acquisitions through business combinations, property, plant and equipment